Document and Entity Information Document	Jul. 21, 2021
Document [Abstract]
Entity Central Index Key	0000875357
Entity Registrant Name	BOK FINANCIAL CORP ET AL
Entity Address, Address Line One	Boston Avenue at Second Street
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-1373454
Document Type	8-K
Document Period End Date	Jul. 21, 2021
Entity File Number	0-19341
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74192
City Area Code	918
Local Phone Number	588-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false